Commitments and contingencies (Details) $ in Millions	1 Months Ended		12 Months Ended
	Jan. 31, 2011 insurer	May 31, 2009 defendant	Dec. 31, 2015 USD ($) defendant case	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)
Loss Contingencies [Line Items]
Number of defendants | defendant		1
Rent expense			$ 20.9	$ 20.8	$ 19.0
Amount of letters of credit			12.7
Flow Valve, LLC [Member]
Loss Contingencies [Line Items]
Approximate damages from Flow Valve			$ 61.0
Asbestos Litigation [Member]
Loss Contingencies [Line Items]
Number of defendants | defendant			1
Annual out-of-pocket costs (less than)			$ 0.2	$ 0.2	$ 0.2	$ 0.2	$ 0.2
New claims filed each year (fewer than) | case			100
Pending lawsuits (fewer than) | case			200
Face amount of insurance coverage per occurrence (over)			$ 17.0
Aggregate primary insurance coverage (over)			23.0
Face amount of excess coverage (over)			$ 950.0
Number of primary insurers under settlement agreement | insurer	7
Percentage of costs of handling and settling each claim covered by insurance	80.00%